Commitments and contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments
Contracts placed for future capital expenditure on property, plant and equipment and software development costs not provided for in these accounts	$ 388	$ 689	$ 396